UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Growth Fund

_____________________________________________________________________________________________

ANNUAL REPORT

____________________________________________________________________________

Upright Growth Fund

____________________________________________________________________________________________

September 30, 2019

Upright Growth Fund

Shareholders Letter…………………………………………………………………………………………1

Schedule of Investments ……………………………………………………………….…………………..4

Statement of Assets and Liabilities…………………………………………………………………………7

Statement of Operations…………………………………………………………………….………………8

Statements of Changes in Net Assets………………………………………………………….……………9

Financial Highlights………………………………………………………….……………………………..10

Notes to Financial Statements………………………………………………………………………………11

Report of Independent Registered Public Accounting Firm…………………………………………..……14

Fund Expense……………………………………………………………………………………………….15

Security Holdings by Industry Sector………………………………………………………………………16

Trustees and Officers………………………………………………………………………………………..17

Upright Growth Fund

December 13, 2019

Dear Valued Shareholder:

We would like to present the Annual Report of Upright Growth Fund for the fiscal year from October 1, 2018 to September 30, 2019. The Fund decreased 36.07% while the S&P 500 Index increased 4.25% for the same period. We will discuss the reasons why the Fund is lagging the benchmark.

Market Review

There was an unexpected sharp drop at the end of the stock market last year, an upset reaction on a calm Christmas night occurred. However, it made an unexpected vertical rebound at the beginning of this year. This year, in the doubts of everyone, it turned out to have achieved very strong and good results. There is actually some anxiety behind such drastic fluctuations, mainly because we believe that after ten years of market growth, the stock price is in a reasonable, and even a slightly higher price range.

Some people in the market question whether there is any sign of a bubble in the market due to the prevalence of passive investment ETF instruments. We believe that a large influx of funds went into large-weight index, such as S&P 500, has pushed up the P/E ratio of US stocks. At present, US stocks are around 22, which is higher than the historical average of about 16. The stock price is not cheap, but because the current 10-year bond rate is also at a relatively low historical record, which is about 1.7%. The dividend provided by the S&P 500 is about 2%, so we believe that US stocks are not cheap, but also it will not be a crash like the 2008 financial tsunami.

What we want to point out is that the stock market hits record high, often thanks to technological advancements, efficiency improvements, and the advent of the future 5G communication era, making the use of technology appears more powerful. Artificial intelligence, driverless cars, electric vehicles and with the application of virtual reality, we estimate that the stock market will advance in a turbulent wave. Of course, we will always pay attention to the rationality of the stock market valuation.

Portfolio review

The main reason for the significant lag in fund performance lies in the investment patterns we hold, that is, biased towards small and medium-sized value stocks. In recent years, investment headwinds faced by the squeeze of large weight stocks, such as the generic medical industry of generic drugs, and the technology industry 3D scanning and future AR applications of Himax that are in the transition period. The stocks of these weight-holding companies have fallen sharply so that other companies that have performed well has yet to pull up the price of the Fund.

Take the Growth Fund (UPUPX) as an example, its top ten holdings are Himax, Apple, Taiwan Semiconductor, Lannett Pharmaceutical, Silicon Motion Technology, AbbVie Pharmaceutical, Alibaba, Mylan Pharmaceutical, TEVA Pharmaceutical and Plug Power. Bank of America is 12th on the list and Google is #13.

Upright Growth Fund

Among them, Apple, Taiwan Semiconductor TSM, Alibaba, and Google all hit record highs and their performance was not bad. The heavy holdings on TEVA and Himax is the main cause of our current lag. However, we believe the pharmaceutical company should have reached the bottom of the valley, and we estimate that there would be a good opportunity for the stock to climb in the next year. The current stock price of Himax is almost close to its book value. With its historical record, current patent technology, and limited long-term liabilities, we consider the current stock price to be undervalued. Let’s give it some time, if the transformation is successful, the stock price should have a reasonable performance.

While waiting, the other companies with good earnings performance should have a very good opportunity to increase in value at the same time.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges. Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, and will always strive to achieve outstanding performance although it may face headwind sometimes.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth Fund

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Upright Growth Fund
S&P 500

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For Periods ended September 30, 2019

1 -Year	3 - Year	5 - Year	10 Year

Upright Growth Fund	-36.07%	-28.65%	-16.93%	-0.68%
S&P 500 Index	4.25%	13.39%	10.83%	13.23%

* Inception January 21, 1999

Upright Growth Fund

Portfolio Holdings

As of September 30, 2019

Description	Number of Shares	Market Value
Equities
Bank Industry - 1.87%
Bank of America Corporation	6,000	175,020

Basic Material - 2.06%
BHP Billiton Limited	500	24,690
Dow Inc.	333	15,867
DuPont de Nemours, Inc.	333	23,747
Steelcase Inc.	7,000	128,800
		193,104

Chemicals Specialty - 0.04%
The Mosaic Company	200	4,100

Consumer - 0.96%
Bed Bath & Beyond Inc.	8,500	90,440

Drug Manufacturer-other -8.36%
AbbVie Inc.	6,000	454,320
Teva Pharmaceutical Industries Limited*	47,892	329,497
		783,817

Electronic Equipment - 18.05%
Apple Inc.	6,500	1,455,805
Plug Power Inc.*	90,000	236,700
		1,692,505

Engineering & Construction - 0.98%
Johnson Controls International plc	2,089	91,686

Generic Drug - 4.17%
Bausch Health Companies Inc.	2,500	54,625
Mylan N.V.*	17,030	336,853
		391,478

Healthcare Services - 0.34%
CVS Health Corporation	500	31,535

Upright Growth Fund

Household -0.17%
Whirlpool Corporation	100	15,836

Internet Services - 1.87%
Alphabet Inc.*	100	121,900
Facebook, Inc.*	300	53,424
		175,324

Insurance - 3.59%
Brighthouse Financial, Inc.*	1,000	40,470
Genworth Financial, Inc.*	40,500	178,200
MetLife, Inc.	2,500	117,900
		336,570

Machinery - 0.13%
Caterpillar Inc.	100	12,631

Medical Supplies -0.45%
Abbott Laboratories	500	41,835

Oil - 0.45%
Chevron Corporation	300	35,580
Transocean Ltd.	1,500	6,705
		42,285

Pharmaceutical - 5.97%
Lannett Company, Inc.*	50,000	560,000

Retail Special Lines - 3.57%
Alibaba Group Holding Limited*	2,000	334,460

Semiconductor - 13.51%
Silicon Motion Technology Corporation	13,500	477,225
Taiwan Semiconductor Manufacturing Company Limited	17,000	790,160
		1,267,385

Service - Restaurant - 0.19%
Starbucks Corporation	200	17,684

IC Design - 28.06%
Himax Technologies, Inc.*	1,159,400	2,631,838

Total equities – 94.79%		8,889,533

Upright Growth Fund

Exchange Traded Fund - 1.66%
Direxion Daily Energy Bull 3X Shares*	7,000	109,060
ProShares Ultra Gold*	1,000	46,940
		156,000

Short-term Investments – 1.26%
Invesco Treasury Portfolio Institutional	111,079	111,079
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	6,724	6,724
		117,803

Total Investments (Cost 18,542,849) – 97.71%		9,163,336

Other Assets in Excess of Liabilities – 2.29%		215,564

Net Asset - 100%		9,378,900

* Non income producing securities

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities
September 30, 2019

ASSETS:
Investments, at market value (identified cost $18,542,849)	9,163,336
Cash	233,708
Dividends receivable	7,856
Accrued interest receivable	393

Total Assets	9,405,293

LIABILITIES:
Accrued Investment advisory fees	7,838
Accrued Administrative fees	2,546
Accrued Auditing fees	11,236
Accrued Custodian fees	764
Accrued Trustee fees	2,680
Registration fees	310
Insurance fees	187
Miscellaneous	832

Total Liabilities	26,393

NET ASSETS	9,378,900

NET ASSETS CONSIST OF:
Paid-in capital	17,162,370
Total distributable earnings (losses)	(7,783,470)

Net Assets (based on 2,406,994 shares outstanding)	9,378,900

Net Asset Value, redemption price per share	3.90

See accompanying notes to financial statements

Upright Growth Fund

Statement of Operations
September 30, 2019

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld $21,452)	110,782
Interest income	11,246

Total investment income	$122,028

EXPENSES:
Investment advisory fees	160,568
Administrative fees	47,715
Auditors and legal fees	5,760
Blue sky fees	512
Custodian fees	4,000
Insurance fees	1,098
Miscellaneous	6,525
Total expenses	$226,178

NET INVESTMENT LOSS	$ (104,150)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment securities	189,027
Change in net unrealized depreciation on investments	(5,298,922)

Total realized and unrealized loss on investments-net	$ (5,109,895)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,214,045)
See accompanying notes to financial statements

Upright Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended
	September 30
	2019	2018
OPERATIONS
Net investment loss	$ (104,150)	$ (129,314)
Net realized gain (loss) on investment transactions	$ 189,027	$ (1,450,314)
Net change in unrealized depreciation on investments	$ (5,298,922)	$ (5,668,252)
Net decrease in net assets from operations	$ (5,214,045)	$ (7,247,880)

Distributions to Shareholders
From realized gains from securities transactions	$ -	$ (521,839)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$ 264,973	$ 5,702,004
Payments for shares redeemed	$ (59,252)	$ (630,118)
Reinvestment of distributions	$ -	$ 521,839
Net increase in net assets from capital share transactions	$ 205,721	$ 5,593,725

TOTAL INCREASE IN NET ASSETS	$ (5,008,324)	$ (2,175,994)

NET ASSETS:
Beginning of year	$14,387,224	$16,563,218
End of year	$ 9,378,900	$14,387,224

CHANGES IN SHARES OUTSTANDING
Shares sold	61,150	689,274
Shares reinvested	-	59,844
Shares redeemed	11,841	(76,481)
Net increase in shares outstanding	49,309	672,637

See accompanying notes to financial statements

Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each year

	Years Ended September 30,
	2019	2018	2017	2016	2015
PER SHARE DATA
Net asset value, beginning of year	6.10	9.83	13.48	12.18	14.41
Investment operations:
Net investment loss*	-0.04	-0.05	-0.11	-0.07	-0.02
Net realized and unrealized gain (loss) on investments	-2.16	-3.38	-1.29	2.02	-0.95

Total from investment operations	-2.20	-3.42	-1.4	1.95	-0.97

Less distributions from net realized gains	0	-0.3	-2.25	-0.65	-1.26

Net asset value, end of year	3.90	6.10	9.83	13.48	12.18

TOTAL RETURN	-36.07%	-37.97%	-11.50%	16.62%	-6.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	9,379	14,387	16,563	10,025	12,629

Ratio of net expenses to average net assets	2.15%	2.31%	2.40%	2.19%	2.34%

Ratio of net investment loss to average net assets	-0.99%	-0.73%	-0.96%	-0.54%	-0.21%

	3.97%	128.81%	329.36%	10.19%	20.36%
Portfolio turnover rate

* Calculated based on the average number of shares outstanding during the period

See accompanying notes to financial statements

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open- end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2019:

Level 1	$ 9,163,336
Level 2	-
Level 3	-
Total	$ 9,163,336

During the year ended September 30, 2019, there were no transfers between Level 1 and Level 2.

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

During the year ended September 30, 2016, the Fund failed the diversification of assets under the Internal Revenue Code (IRC) Subchapter M for the third quarter ending June 30, 2016.  The Fund had six months to correct the diversification of assets subject to penalty assessed under IRC Subchapter M. The Fund requested a waiver of this penalty from the Internal Revenue Service (“IRS”) and to date, the IRS has not either assessed or waived the penalty.  Any penalty assessed by the IRS will be assumed by the Advisor.  Tax year 2016 remains subject to examination by the IRS.

Upright Growth Fund

On August 20, 2018 the Fund held a special proxy meeting and approved the conversion from a Diversified Fund to a Non-Diversified Fund.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter into any repurchase agreements during 2018 or 2019.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at September 30, 2019.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  The Fund did not purchase any securities on margin during fiscal year ended September 30, 2019.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2019 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$1,039,203	-
Proceeds from sales	$411,397	-

As of September 30, 2019, the gross unrealized appreciation for all securities totaled $2,682,798 and the gross unrealized depreciation for all securities totaled $ (12,062,311) for a net unrealized depreciation of $ (9,379,513) for tax purposes.  The aggregate cost of securities including money funds on September 30, 2019 was $18,542,849 for tax purposes.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets. The Fund has accrued $7,838 of adviser fees at September 30, 2019.  During the year ended September 30, 2019 the fund incurred $160,568 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million, as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund’s Prospectus and Statement of Additional Information.

The Fund has accrued $2,546 of administrative fees at September 30, 2019. During the year ended

Upright Growth Fund

September 30, 2019, the Fund incurred $47,715 in administrative fees.

The adviser has paid the trustee fee; accordingly, the trustee fee payable is due to the advisor.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain on investments	$ 1,596,043
Unrealized depreciation on investments	$ (9,379,513)
Total	$ (7,783,470)

The tax character of distributions paid for the years ended September 30, 2019 and 2018 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/19	-	-	-
9/30/18	$521,839	-	$521,839

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

Upright Growth Fund

Boyle CPA, LLC

Certified Public Accountants & Consultants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Growth Fund (the “Fund”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, and changes in net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for the each of the two years in the period ended September 30, 2019, and the related notes (collectively referred to as the “financial statements”).  The Financial Highlights for the years ended September 30, 2017, 2016, and 2015 were audited by other auditors whose reports dated January 12, 2018 and December 11, 2015, expressed an unqualified opinion on the financial statements and financial highlights. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year ended September 30, 2019, and the changes in net assets and financial highlights for each of the two years in the period ended September 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audit provides a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Bayville, NJ

December 13, 2019

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$622.01	$8.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.25	$10.83

* Expenses are equal to the Fund's annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half year period).

Upright Growth Fund

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

September 30, 2019

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Security Holdings by Industry Sector
September 30, 2019
IC Design
Electronic Equipment
Semiconductor
Drug Manufacturer-other
Pharmaceutical
Generic Drug
Inurance
Retail Special Lines
Cash and Money Funds
Basic Material
Bank Industry
other

The pie chart calculation is based on Total Investments of $9,378,900

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 22, 2018, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the

Upright Growth Fund

administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Avenue East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chief Executive Officer and Chief Compliance Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees  (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth Fund

For the year ended September 30, 2019

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: December 17, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: December 17, 2019

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)   Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experiences in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2019

$11,000

FY 2018

$11,000

(b) Audit-Related Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

For the year ended September 30, 2019 (Unaudited)

(2) Percentages of Services Approved by the Audit Committee

Upright Growth Fund

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2019

$ 0

FY 2018

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

For the year ended September 30, 2019 (Unaudited)

Upright Growth Fund

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2019, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

For the year ended September 30, 2019 (Unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 17, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: December 17, 2019

* Print the name and title of each signing officer under his or her signature.

Upright Assets Allocation Plus Fund

______________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

_____________________________________________________________________________

September 30, 2019

_______________________________________________________________________________

Upright Assets Allocation Plus Fund

Shareholders Letter	3

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Report of Independent Registered Public Accounting Firm	15

Fund Expense	16

Security Holdings By Industry Sector	17

Trustees and Officers	19

1

Upright Assets Allocation Plus Fund

December 13, 2019

Dear Valued Shareholder:

We would like to present the Annual Report of Upright Assets Allocation Plus Fund for the fiscal year from October 1, 2018 to September 30, 2019. The Fund decreased 18.32% while MSCI AC World Index (MXWD) increased 1.97% for the same period. We will discuss the reasons why the Fund is lagging the benchmark.

Market Review

There was an unexpected sharp drop at the end of the stock market last year, an upset reaction on a calm Christmas night occurred. However, it made an unexpected vertical rebound at the beginning of this year. This year, in the doubts of everyone, it turned out to have achieved very strong and good results. There is actually some anxiety behind such drastic fluctuations, mainly because we believe that after ten years of market growth, the stock price is in a reasonable, and even a slightly higher price range.

Some people in the market question whether there is any sign of a bubble in the market due to the prevalence of passive investment ETF instruments. We believe that a large influx of funds went into large-weight index, such as S&P 500, has pushed up the P/E ratio of US stocks. At present, US stocks are around 22, which is higher than the historical average of about 16. The stock price is not cheap, but because the current 10-year bond rate is also at a relatively low historical record, which is about 1.7%. The dividend provided by the S&P 500 is about 2%, so we believe that US stocks are not cheap, but also it will not be a crash like the 2008 financial tsunami.

What we want to point out is that the stock market hits record high, often thanks to technological advancements, efficiency improvements, and the advent of the future 5G communication era, making the use of technology appears more powerful. Artificial intelligence, driverless cars, electric vehicles and with the application of virtual reality, we estimate that the stock market will advance in a turbulent wave. Of course, we will always pay attention to the rationality of the stock market valuation.

Portfolio review

The main reason for the significant lag in fund performance lies in the investment patterns we hold, that is, biased towards small and medium-sized value stocks. In recent years, investment headwinds faced by the squeeze of large weight stocks, such as the generic medical industry of generic drugs, and the technology industry 3D scanning and future AR applications of Himax that are in the transition period. The stocks of these weight-holding companies have fallen sharply so that other companies that have performed well has yet to pull up the price of the Fund.

The current trend favors growth stocks, causing the market as a whole to be rather expensive.  The Fund is holding over 40% cash waiting for reasonably priced stocks to invest.

2

Upright Assets Allocation Plus Fund

While waiting, the other companies with good earnings performance should have a very good opportunity to increase in value at the same time.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges. Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, and will always strive to achieve outstanding performance although it may face headwind sometimes.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

3

Upright Assets Allocation Plus Fund

This chart reflects a comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Dow Jones Moderate US Portfolio Index (P60US) - It is a member of the Relative Risk Index Series and designed to measure a total portfolio of U.S. stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderate U.S. Portfolio Index risk level is set to 60% of the Dow Jones U.S. Stock CMAC Index’s downside risk (past 36 months).

Average Annual Returns
For the Periods ended September, 2019
	1 Year	Since Inception （10/10/2017）
Upright Assets Allocation Plus Fund (UPAAX)	-18.32%	-14.43%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	11.32%	4.84%
Dow Jones Moderate US Portfolio Index (P60US)	4.52%	6.78%

4

Upright Assets Allocation Plus Fund

Schedule of Investments
As of 09/30/2019

Description	Number of Shares	Market Value
Equities
Consumer - 1.37%
Bed Bath & Beyond Inc.	1,000	10,640

Drug Manufacturer-other - 4.87%
AbbVie Inc.	500	37,860

Electronic - 2.57%
Kemet Corporation	1,100	19,998

Generic Drug 3.82%
Mylan N.V.*	1,500	29,670

Semiconductor - 9.10%
Silicon Motion Technology Corporation	2,000	70,700

IC Design -11.69%
Himax Technologies, Inc.*	40,000	90,800

Internet Services - 1.32%
Baidu, Inc.*	100	10,276

Total equities – 34.74%		269,944

Exchange Traded Fund – 14.91%
Direxion Daily Energy Bull 3X Shares*	500	7,790
iShares MSCI EAFE Value ETF	200	9,474
iShares Russell Mid-Cap Value ETF	100	8,970
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	10,195
Vanguard Real Estate Index Fund ETF	200	18,650
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	4,802
iShares MSCI china ETF	200	11,216
KraneShares CSI China Internet ETF	400	16,532
Vanguard Emerging Markets Stock Index Fund Institutional Shares	700	28,182
		115,811

5

Upright Assets Allocation Plus Fund

Short-term Investments – 20.97%
Fidelity Government Portfolio Class I	16,285	16,285
First American Government Obligation Fund Class X	16,285	16,285
First American Government Obligation Fund Class Z	16,284	16,284
First American Treasury Obligation Fund Class X	16,284	16,284
First American Treasury Obligation Fund Class Z	16,284	16,284
Invesco Government and Agency Portfolio Institutional	16,284	16,284
Invesco Treasury Obligation Institutional	16,284	16,284
Invesco Treasury Portfolio Institutional	16,284	16,284
Morgan Stanley Institutional Liquidity Fund- Government Portfolio Institutional	16,284	16,284
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	16,284	16,284
		162,842
Total Investments (Cost 808,697) – 70.62%		548,597

Other Assets in Excess of Liabilities – 29.38%		228,037

Net Asset – 100%		776,634

* Non income producing securities

See accompanying notes to financial statements

6

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities
September 30, 2019

ASSETS:
Investments, at market value (identified cost $808,697)	548,597
Cash	235,576
Dividends receivable	206
Accrued interest receivable	510
Total Assets	$784,889

LIABILITIES:
Investment adviser fees	3,902
Administrative fees	1,370
Custodian fees	489
Auditors and legal fees	2,000
Trustee fees	294
Registration fees	200
Total Liabilities	$8,255

NET ASSETS
NET ASSETS CONSIST OF:
Paid-in capital	1,049,664
Total distributable losses	(273,030)
Total Net Assets	$776,634

Shares outstanding (Unlimited number of shares authorized)	117,595
Net Asset Value and Redemption Price Per Share	$6.60
Maximum offering price per share, 100/97 of $6.54	$6.81

See accompanying notes to financial statements.

7

Upright Assets Allocation Plus Fund

Statement of Operations
For the Year Ended September 30, 2019

INVESTMENT INCOME:
Dividends	6,058
Interest	3,391
Total Income	$9,449

EXPENSES:
Investment adviser fees	10,029
Administrative fees	3,472
Custodian fees	4,307
Auditors and legal fees	2,000
Trustee fees	365
Blue Sky fees	283
Insurance fees	60
Miscellaneous	365
Total Expense	$20,881

NET INVESTMENT LOSS	($11,432)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized income on investment securities	1,601
Change in net unrealized depreciation on investment securities	(145,506)
Total realized and unrealized loss on investments - net	(143,905)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($155,337)

See accompanying notes to financial statements.

8

Upright Assets Allocation Plus Fund

Statement of Changes in Net Assets

	For the Year Ended September 30
	2019	2018
OPERATIONS
Net investment loss	(11,432)	(8,299)
Net realized gain on investment transactions	1,601	(14,531)
Net change in unrealized depreciation on investments	(145,506)	(114,594)
Net decrease in net assets from operations	(155,337)	(137,424)
Distributions to Shareholders
From realized gains from securities transactions	0	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	162,222	907,173
Payments for shares redeemed	0	0
Reinvestment of distributions	0	0
Net increase in net assets from capital share transactions	162,222	907,173

TOTAL INCREASE IN NET ASSETS	6,885	769,749

NET ASSETS:
Beginning of year	769,749	-
End of year	776,634	769,749

CHANGES IN SHARES OUTSTANDING
Shares sold	22,342	95,253
Shares reinvested	0	0
Shares redeemed	0	0
Net increase in shares outstanding	22,342	95,253

See accompanying notes to financial statements.

9

Upright Assets Allocation Plus Fund

Financial Highlights
	Year Ended September 30
	2019	2018
PER SHARE DATA
Net asset value, beginning of year	8.08	10.00
Investment operations:
Net investment loss	(0.11)	(0.11)
Net realized and unrealized loss on investments	(1.37)	(1.81)

Total from investment operations	(1.48)	(1.92)

Less distributions from net realized gains	-	-

Net asset value, end of year	$6.60	8.08

TOTAL RETURN	(18.32) %	(19.20) %

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$776.63	769.75
Ratio of net expenses to average net assets	2.71%	1.75%
Ratio of net investment loss to average net assets	(1.48) %	(1.27) %
Portfolio turnover rate	2.69%	52.53%

See accompanying notes to financial statements.

10

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2019

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Assets Allocation Plus Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2019.

Level 1	$ 548,597
Level 2	-
Level 3	-
Total	$ 548,597

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

11

Upright Assets Allocation Plus Fund

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is

recognized on the ex-dividend date or as soon as

information is available to the Fund, and interest

income is recognized on an accrual basis.

NOTES TO FINANCIAL STATEMENTS

 (CONTINUED)

September 30, 2019

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the

e)

repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2019 or 2018.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on September 30, 2019.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on September 30, 2019. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2019 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$348,976	-
Proceeds from sales	$9,425	-

As of September 30, 2019, the gross unrealized appreciation for all securities totaled $4,708 and the gross unrealized depreciation for all securities totaled $(264,808) for a net unrealized depreciation of $(260,100) for tax purposes.  The aggregate cost of securities including money funds on September 30, 2019 was $808,697.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $3,902 of adviser fees through September 30, 2019. During the period ended September 30, 2019 the Fund incurred $10,029 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $1,370 of administrative fees through September 30, 2019. During the period ended September 30, 2019, the Fund incurred $3,472 in administrative fees.

The investment advisor has paid the trustee fee personally. Accordingly, the trustee fee payable is due to him.

12

Upright Assets Allocation Plus Fund

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2019

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized income on investments	12,390
Unrealized depreciation on investments	(260,100)
Total distributable losses	$ (273,030)

The tax character of distributions paid for the year ended September, 2019 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/19	$0	$0	$0
9/30/18	$0	$0	$0

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

13

Upright Assets Allocation Plus Fund

Boyle CPA, LLC

Certified Public Accountants & Consultants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Assets Allocation Plus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Assets Allocation Plus Fund (the “Fund”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, changes in nets assets for each of the two years in the period ended September 30, 2019, and the financial highlights for the each of the two years in the period ended September 30, 2019, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year ended September 30, 2019, and the changes in net assets and financial highlights for each of the two years in the period ended September 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Bayville, NJ

December 13, 2019

361 Hopedale Drive SE                                                                      P (732) 822-4427

Bayville, NJ 08721                                                                             F (732) 510-0665

14

Upright Assets Allocation Plus Fund

For the year ended September 30, 2019 (Unaudited)

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$816.83	$12.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.45	$13.63

* Expenses are equal to the Fund's annualized expense ratio of 2.71%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half year period).

15

Upright Assets Allocation Plus Fund

Security Holdings by Industry Sector

September 30, 2019

(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The pie chart calculation is based on Total Investments of $776,634

16

Upright Assets Allocation Plus Fund

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 22, 2018, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

17

Upright Assets Allocation Plus Fund

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

18

Upright Assets Allocation Plus Fund

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

19

Upright Assets Allocation Plus Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: December 17, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: December 17, 2019

20

Upright Assets Allocation Plus Fund

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2019

$2,000

FY 2018

$2,000

(b) Audit-Related Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

21

Upright Assets Allocation Plus Fund

(c) Tax Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2019

$ 0

FY 2018

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

22

Upright Assets Allocation Plus Fund

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

23

Upright Assets Allocation Plus Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 17, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: December 17, 2019

* Print the name and title of each signing officer under his or her signature.

24

Upright Growth and Income Fund

_______________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

_____________________________________________________________________________

September 30, 2019

________________________________________________________________________________

Upright Growth and Income Fund

Shareholders Letter	3

Schedule of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Report of Independent Registered Public Accounting Firm	14

Fund Expense	15

Security Holdings By Industry Sector	16

Trustees and Officers	18

Upright Growth and Income Fund

December 13, 2019

Dear Valued Shareholder:

We would like to present the Annual Report of Upright Growth & Income Fund for the fiscal year from October 1, 2018 to September 30, 2019. The Fund decreased 19.22% while the Dow Jones US Total Stock Market Index (DWCF) increased 2.8% for the same period. We will discuss the reasons why the Fund is lagging the benchmark.

Market Review

There was an unexpected sharp drop at the end of the stock market last year, an upset reaction on a calm Christmas night occurred. However, it made an unexpected vertical rebound at the beginning of this year. This year, in the doubts of everyone, it turned out to have achieved very strong and good results. There is actually some anxiety behind such drastic fluctuations, mainly because we believe that after ten years of market growth, the stock price is in a reasonable, and even a slightly higher price range.

Some people in the market question whether there is any sign of a bubble in the market due to the prevalence of passive investment ETF instruments. We believe that a large influx of funds went into large-weight index, such as S&P 500, has pushed up the P/E ratio of US stocks. At present, US stocks are around 22, which is higher than the historical average of about 16. The stock price is not cheap, but because the current 10-year bond rate is also at a relatively low historical record, which is about 1.7%. The dividend provided by the S&P 500 is about 2%, so we believe that US stocks are not cheap, but also it will not be a crash like the 2008 financial tsunami.

What we want to point out is that the stock market hits record high, often thanks to technological advancements, efficiency improvements, and the advent of the future 5G communication era, making the use of technology appears more powerful. Artificial intelligence, driverless cars, electric vehicles and with the application of virtual reality, we estimate that the stock market will advance in a turbulent wave. Of course, we will always pay attention to the rationality of the stock market valuation.

Portfolio review

The main reason for the significant lag in fund performance lies in the investment patterns we hold, that is, biased towards small and medium-sized value stocks. In recent years, investment headwinds faced by the squeeze of large weight stocks, such as the generic medical industry of generic drugs, and the technology industry 3D scanning and future AR applications of Himax that are in the transition period. The stocks of these weight-holding companies have fallen sharply so that other companies that have performed well has yet to pull up the price of the Fund.

The current trend favors growth stocks, causing the market as a whole to be rather expensive.  The Fund is holding over 40% cash waiting for reasonably priced stocks to invest.

Upright Growth and Income Fund

While waiting, the other companies with good earnings performance should have a very good opportunity to increase in value at the same time.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges. Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, and will always strive to achieve outstanding performance although it may face headwind sometimes.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth and Income Fund

This chart reflects a comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns

For the Periods ended September 30, 2019

	1-Year	Since Inception （10/10/2017）
Upright Growth & Income Fund (UPDDX)	-19.22%	-10.39%
Dow Jones US Total Stock Market Index (DWCF)	2.8%	9.38%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	11.32%	4.84%

Upright Growth and Income Fund

Schedule of Investments
As of September 30, 2019

Description	Number of Shares	Market Value
Equities
Consumer 3.05%
Bed Bath & Beyond Inc.	1,500	15,960
Tapestry, Inc.	300	7,815
		23,775
Drug Manufacturer-other 7.59%
AbbVie Inc.	600	45,432
Teva Pharmaceutical Industries Limited*	2,000	13,760
		59,192
Electrical Industry 1.15%
General Electric Company	1,000	8,940

Financial Service 5.32%
Goldman Sachs Group Inc	200	41,446

Healthcare Services 2.43%
CVS Health Corporation	300	18,921

Leisure 3.34%
The Walt Disney Company	200	26,064

Oil 2.72%
Exxon Mobil Corporation	300	21,183

Pharmaceutical 3.55%
Walgreens Boots Alliance, Inc.	500	27,655

Semiconductor 10.15%
Nvidia Corp	150	26,111
Silicon Motion Technology Corporation	1,500	53,025
		79,136
IC Design 14.56%
Himax Technologies, Inc.*	50,000	113,500

Total equities – 53.86%		419,812

Exchange Traded Fund 0.46%

Upright Growth and Income Fund

ProShares S&P 500 Dividend Aristocrats ETF	50	3,578

Short-term Investments – 22.94%
Fidelity Government Portfolio Class I	17,883	17,883
First American Government Obligation Fund Class X	17,882	17,882
First American Government Obligation Fund Class Z	17,882	17,882
First American Treasury Obligation Fund Class X	17,882	17,882
First American Treasury Obligation Fund Class Z	17,882	17,882
Invesco Government and Agency Portfolio Institutional	17,882	17,882
Invesco Treasury Obligation Institutional	17,882	17,882
Invesco Treasury Portfolio Institutional	17,882	17,882
Morgan Stanley Institutional Liquidity Fund- Government Portfolio Institutional	17,882	17,882
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	17,882	17,882
		178,821

Total Investments (Cost 879,180) 77.26%		602,211
Other Assets in Excess of Liabilities 22.74%		177,179
Net Assets 100%		779,390

* Non income producing securities

See accompanying notes to financial statements

Upright Growth and Income Fund

Statement of Assets and Liabilities
September 30, 2019

ASSETS:
Investments, at market value	602,211
(Identified cost $879,180)
Cash	184,753
Dividend receivable	283
Accrued interest receivable	409
Total Assets	$787,656

LIABILITIES:
Investment adviser fees	4,388
Administrative fees	1,420
Custodian fees	165
Auditors fees	2,000
Registration fees	200
Insurance fees	93
Total Liabilities	8,266

NET ASSETS	$779,390

NET ASSETS CONSIST OF:
Paid-in capital	1,040,102
Total distributable earnings (losses)	(260,712)
Net Assets (based on 114,631 shares)	$779,390

Net Asset Value, redemption price per share	$6.80

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations
September 30, 2019

INVESTMENT INCOME:
Dividend income	7,801
Interest income	2,749

Total investment income	$10,550

EXPENSES:
Investment advisory fees	11,726
Administrative fees	3,518
Custodian fees	4,381
Auditors and legal fees	2,000
Trustee fees	300
Blue sky fees	200
Miscellaneous	260
Total expenses	$22,385

NET INVESTMENT INCOME (LOSS)	($11,835)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investment securities	5,870
Change in net unrealized (depreciation) on investment	(162,328)
Total realized and unrealized loss on investments-net	($156,458)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($168,293)

See accompanying notes to financial statements.

Upright Growth and Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended
	September 30,
	2019	2018
OPERATIONS
Net investment loss	($11,835)	($10,877)
Net realized gain on investment transactions	$5,870	$24,065
Change in net unrealized depreciation on investments	($162,328)	($114,641)
Net decrease in net assets from operations	($168,293)	($101,453)

Distributions to Shareholders
From ST capital gains in securities transactions	($13,678)	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$164,481	$884,655
Payments for shares redeemed	$0	$0
Reinvestment of distributions	$13,678	$0
Net increase in net assets from capital share transactions	$178,159	$884,655

TOTAL DECREASE IN NET ASSETS	($3,812)	$783,202

NET ASSETS:
Beginning of year	$783,202	$0
End of year	$779,390	$783,202

CHANGES IN SHARES OUTSTANDING
Shares sold	23,447	91,184
Shares reinvested	0	0
Shares redeemed	0	0
Net increase in shares outstanding	23,447	91,184

See accompanying notes to financial statements.

Upright Growth and Income Fund

Financial Highlights
Selected data for a share outstanding throughout each year
	2019	2018
PER SHARE DATA
Net asset value, beginning of year	8.59	10.00
Investment operations:
Net investment income	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.53)	(1.26)

Total from investment operations	(1.64)	(1.44)

Less distributions from net realized gains	(0.15)	0

Net asset value, end of year	6.80	8.59

TOTAL RETURN	-19.22%	-14.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	779.39	783.20
Ratio of net expenses to average net assets	2.86%	2.34%
Ratio of net investment loss to average net assets	-1.51%	-1.89%
Portfolio turnover rate	8.04%	31.38%

See accompanying notes to financial statements.

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

September, 2019

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2019.

Level 1	$602,211
Level 2	-
Level 3	-
Total	$602,211

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the

Upright Growth and Income Fund

basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

September 30, 2019

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2019 or 2018.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on September 30, 2019.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on September 30, 2019. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2019 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$321,009	-
Proceeds from sales	$33,465	-

As of September 30, 2019, the gross unrealized appreciation for all securities totaled $21,900 and the gross unrealized depreciation for all securities totaled $(298,869) for a net unrealized depreciation of $(276,969) for tax purposes.  The aggregate cost of securities including money funds on September 30, 2019 was $879,180.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $4,388 of adviser fees through September 30, 2019. During the period ended September 30, 2019 the Fund incurred $11,726 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $1,420 of administrative fees through September 30, 2019. During the period ended September 30, 2019, the Fund incurred $3,518 in administrative fees.

The investment advisor has paid the trustee fee personally. Accordingly, the trustee fee payable is due to him.

Upright Growth and Income Fund

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2019

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Net realized gains on investments	16,257
Unrealized depreciation on investments	(276,969)
Total distributable losses	$(260,712)

The tax character of distributions paid for the year ended September 30, 2019 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/19	$13,678	$0	$13,678
9/30/18	$0	$0	$0

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Boyle CPA, LLC

Certified Public Accountants & Consultants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Growth and Income Fund (the “Fund”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, changes in nets assets for each of the two years in the period ended September 30, 2019, and the financial highlights for the each of the two years in the period ended September 30, 2019, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year ended September 30, 2019, and the changes in net assets and financial highlights for each of the two years in the period ended September 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Bayville, NJ

December 13, 2019

361 Hopedale Drive SE                                                                                 P (732) 822-4427

Bayville, NJ 08721                                                                                        F (732) 510-0665

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$782.51	$12.74

Hypothetical	$1,000.00	$1,010.70	$14.38
(5% Annual Return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.86%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half year period).

Upright Growth and Income Fund

Security Holdings By Industry Sector

September, 2019(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The pie chart calculation is based on Total Investments of $779,390.

Upright Growth and Income Fund

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 22, 2018, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

Upright Growth and Income Fund

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Upright Growth and Income Fund

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth and Income Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: December 17, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: December 17, 2019

Upright Growth and Income Fund

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2019

$2,000

FY 2018

$2,000

(b) Audit-Related Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

Upright Growth and Income Fund

(c) Tax Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2019

$ 0

FY 2018

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Upright Growth and Income Fund

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth and Income Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 17, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: December 17, 2019

* Print the name and title of each signing officer under his or her signature.

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